Equity based compensation - Awards Outstanding (Details) - Vermilion incentive plan - EquityInstruments EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Equity Based Compensation
Opening balance	3,926	4,478
Granted	3,061	1,917
Vested	(975)	(2,061)
Forfeited	(1,115)	(408)
Closing balance	4,897	3,926